Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and intangible assets
Schedule of carrying value of goodwill

		Asset
		management
	Capital	and other	Other
($ in thousands)	provision	services	corporate	Total
Balances at December 31, 2019	107,991	25,020	988	133,999
Foreign exchange gain	-	-	33	33
Balances at December 31, 2020	107,991	25,020	1,021	134,032
Foreign exchange loss	-	-	(13)	(13)
Balances at December 31, 2021	107,991	25,020	1,008	134,019
Foreign exchange loss	-	-	(107)	(107)
Balances at December 31, 2022	107,991	25,020	901	133,912